CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
Research and development	$ 2,056,151	$ 2,647,781	$ 3,600,489	$ 5,122,650	$ 8,653,008	$ 14,840,302
General and administrative	1,254,383	1,331,219	2,535,331	2,718,834	4,758,803	6,653,024
Total operating expenses	3,310,534	3,979,000	6,135,820	7,841,484	13,411,811	21,493,326
Loss from operations	(3,310,534)	(3,979,000)	(6,135,820)	(7,841,484)	(13,411,811)	(21,493,326)
Other income/(expense):
Interest income	947	2,573	2,986	7,095	7,658	41,954
Interest expense	(250)	(380)	(14,768)	(790)	(28,403)	(143)
Other income/(expense), net	1,167,349	531,932	296,167	1,001,513	1,924,593	29,222,282
Total other income/(expense)	1,168,046	534,125	284,385	1,007,818	1,903,848	29,264,093
Net loss	$ (2,142,488)	$ (3,444,875)	$ (5,851,435)	$ (6,833,666)	$ (11,507,963)	$ 7,770,767
Net income/(loss) per share - basic					$ (0.56)	$ 0.38
Weighted-average shares outstanding- basic					20,408,616	20,381,554
Net loss per share - basic & diluted	$ (0.05)	$ (0.17)	$ (0.15)	$ (0.33)
Weighted-average shares outstanding- basic & diluted	41,562,613	20,408,616	40,167,844	20,408,616
Net income/(loss) per share - diluted					$ (0.56)	$ 0.31
Weighted-average shares outstanding- diluted					20,408,616	24,809,995